UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Strategic Real Return Fund

June 30, 2016

RRS-QTLY-0816
1.833432.110

Investments June 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 1.5%
		Principal Amount(a)	Value
Convertible Bonds - 0.5%
FINANCIALS - 0.5%
Diversified Financial Services - 0.1%
RWT Holdings, Inc. 5.625% 11/15/19		$690,000	$675,338
Real Estate Investment Trusts - 0.3%
Apollo Commercial Real Estate Finance, Inc. 5.5% 3/15/19		220,000	223,713
RAIT Financial Trust 4% 10/1/33		1,240,000	1,109,800
Redwood Trust, Inc. 4.625% 4/15/18		350,000	345,844
Resource Capital Corp.:
6% 12/1/18		120,000	115,800
8% 1/15/20		360,000	351,706
Starwood Property Trust, Inc. 3.75% 10/15/17		120,000	120,975
			2,267,838
Thrifts & Mortgage Finance - 0.1%
IAS Operating Partnership LP 5% 3/15/18 (b)		990,000	965,250
TOTAL FINANCIALS			3,908,426
Nonconvertible Bonds - 1.0%
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.1%
Times Square Hotel Trust 8.528% 8/1/26 (b)		501,451	596,908
Household Durables - 0.2%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (b)		255,000	228,863
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (b)		180,000	170,100
CalAtlantic Group, Inc. 5.875% 11/15/24		120,000	123,600
KB Home:
8% 3/15/20		140,000	149,800
9.1% 9/15/17		205,000	218,325
Meritage Homes Corp. 7% 4/1/22		470,000	507,600
Ryland Group, Inc. 8.4% 5/15/17		129,000	135,798
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		140,000	140,700
William Lyon Homes, Inc. 8.5% 11/15/20		280,000	287,700
			1,962,486
Media - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. 5.625% 2/15/24		45,000	46,350
TOTAL CONSUMER DISCRETIONARY			2,605,744
FINANCIALS - 0.7%
Real Estate Investment Trusts - 0.5%
ARC Properties Operating Partnership LP 4.6% 2/6/24		55,000	55,413
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		105,000	105,000
DDR Corp. 7.5% 7/15/18		563,000	621,222
DuPont Fabros Technology LP 5.875% 9/15/21		300,000	314,625
Healthcare Realty Trust, Inc. 3.75% 4/15/23		177,000	177,661
Hospitality Properties Trust:
5.625% 3/15/17		292,000	299,272
6.7% 1/15/18		189,000	197,934
iStar Financial, Inc.:
7.125% 2/15/18		265,000	271,625
9% 6/1/17		395,000	410,306
Lexington Corporate Properties Trust 4.25% 6/15/23		500,000	510,505
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 2/15/22		170,000	176,375
Omega Healthcare Investors, Inc. 4.5% 4/1/27		83,000	82,714
Potlatch Corp. 7.5% 11/1/19		189,000	206,955
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		189,000	220,950
Senior Housing Properties Trust:
3.25% 5/1/19		118,000	118,491
4.75% 5/1/24		163,000	166,076
6.75% 4/15/20		134,000	147,324
			4,082,448
Real Estate Management & Development - 0.2%
CBRE Group, Inc.:
5% 3/15/23		270,000	279,525
5.25% 3/15/25		120,000	124,963
Howard Hughes Corp. 6.875% 10/1/21 (b)		345,000	347,588
Kennedy-Wilson, Inc. 5.875% 4/1/24		110,000	107,250
Mid-America Apartments LP 6.05% 9/1/16		284,000	285,859
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (b)		190,000	194,750
Regency Centers LP 5.875% 6/15/17		93,000	96,662
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19		141,000	148,583
			1,585,180
Thrifts & Mortgage Finance - 0.0%
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp. 7.75% 2/15/18 (b)		220,000	211,200
Ocwen Financial Corp. 6.625% 5/15/19		235,000	159,800
			371,000
TOTAL FINANCIALS			6,038,628
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21		120,000	123,300
INDUSTRIALS - 0.0%
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.375% 10/1/17		165,000	167,063

TOTAL NONCONVERTIBLE BONDS			8,934,735

TOTAL CORPORATE BONDS
(Cost $12,633,109)			12,843,161

U.S. Treasury Inflation-Protected Obligations - 26.0%
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43		$4,787,082	$4,672,936
0.75% 2/15/42		8,364,994	8,405,578
0.75% 2/15/45		4,265,000	4,364,729
1% 2/15/46		1,827,702	1,976,829
1.375% 2/15/44		2,287,287	2,650,473
1.75% 1/15/28		2,142,542	2,508,179
2% 1/15/26		7,423,346	8,743,382
2.125% 2/15/40		541,308	709,354
2.125% 2/15/41		1,974,256	2,609,994
2.375% 1/15/25		13,834,210	16,535,403
2.375% 1/15/27		9,237,544	11,352,186
2.5% 1/15/29		1,156,747	1,467,800
3.625% 4/15/28		5,284,024	7,321,361
3.875% 4/15/29		6,042,904	8,716,260
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/18		5,330,456	5,411,101
0.125% 4/15/19		5,105,450	5,214,854
0.125% 4/15/20		1,736,873	1,777,540
0.125% 4/15/21		4,038,040	4,140,346
0.125% 1/15/22		19,133,691	19,523,120
0.125% 7/15/22		3,693,527	3,780,378
0.125% 1/15/23		10,572,912	10,724,067
0.125% 7/15/24		11,688,624	11,820,266
0.375% 7/15/23		11,412,132	11,814,213
0.625% 7/15/21		8,567,931	9,027,346
0.625% 1/15/24		5,793,623	6,072,061
0.625% 1/15/26		4,329,842	4,563,114
1.125% 1/15/21		3,417,969	3,658,996
1.25% 7/15/20		978,613	1,052,490
1.375% 7/15/18		6,322,159	6,632,948
1.375% 1/15/20		4,191,157	4,477,710
1.625% 1/15/18		436,275	452,868
1.875% 7/15/19		6,897,047	7,466,224
2.125% 1/15/19		16,916,592	18,153,443
2.625% 7/15/17		7,299,398	7,599,123
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $217,018,607)			225,396,672

Asset-Backed Securities - 0.5%
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)		$330,000	$355,946
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)		100,000	102,503
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (b)		222,000	234,611
Class XS, 0% 10/17/45 (b)(c)		146,020	0
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (b)		722,850	724,007
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		284,000	262,059
Series 2002-2 Class M2, 9.163% 3/1/33		469,294	412,350
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (b)		288,757	86,627
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		184,783	191,655
Invitation Homes Trust:
Series 2014-SFR1 Class F, 4.184% 6/17/31 (b)(d)		140,000	135,571
Series 2014-SFR3:
Class E, 4.933% 12/17/31 (b)(d)		160,000	161,032
Class F, 5.433% 12/17/31 (b)(d)		100,000	100,000
Series 2015-SFR2 Class E, 3.5847% 6/17/32 (b)(d)		100,000	96,522
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 4/15/40		661,031	452,620
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		45,672	36,734
Starwood Waypoint Residential Trust Series 2014-1 Class F, 4.734% 1/17/32 (b)(d)		149,000	145,636
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 3.2829% 2/5/36 (b)(d)		336,465	34
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.9382% 11/21/40 (b)(d)		473,999	463,200
Class F, 2.5682% 11/21/40 (b)(d)		1,500,000	748,943
TOTAL ASSET-BACKED SECURITIES
(Cost $5,231,851)			4,710,050

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.8% 1/25/19 (b)(d)		7,132	2,917
Class B4, 4.8% 1/25/19 (b)(d)		18,382	6,418
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3579% 12/25/46 (b)(d)		189,000	205,732
Series 2010-K7 Class B, 5.4408% 4/25/20 (b)(d)		95,000	105,479
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (b)		9,207	9,289
TOTAL PRIVATE SPONSOR
(Cost $297,852)			329,835

Commercial Mortgage Securities - 2.0%
Banc of America Commercial Mortgage Trust Series 2005-1 Class CJ, 5.3385% 11/10/42 (d)		49,435	49,391
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class F, 4.2844% 9/10/28 (b)(d)		126,000	114,285
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR11 Class AJ, 5.4264% 3/11/39 (d)		568,000	544,995
CGBAM Commercial Mortgage Trust:
floater Series 2014-HD Class E, 3.4345% 2/15/31 (b)(d)		231,000	217,358
Series 2015-SMRT Class F, 3.7859% 4/10/28 (b)(d)		191,000	180,033
Chase Commercial Mortgage Securities Corp. Series 1998-1 Class H, 6.34% 5/18/30 (b)		374,736	390,671
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.1037% 9/10/46 (b)(d)		250,000	237,370
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (b)(d)	CAD	1,605,000	1,234,867
Class G, 5.01% 5/15/44 (b)(d)	CAD	351,000	267,170
Class H, 5.01% 5/15/44 (b)(d)	CAD	235,000	175,939
Class J, 5.01% 5/15/44 (b)(d)	CAD	235,000	171,549
Class K, 5.01% 5/15/44 (b)(d)	CAD	118,000	85,066
Class L, 5.01% 5/15/44 (b)(d)	CAD	421,000	296,034
Class M, 5.01% 5/15/44 (b)(d)	CAD	1,927,737	1,306,436
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)		250,000	175,550
Series 2013-CR10 Class D, 4.7898% 8/10/46 (b)(d)		200,000	173,846
Series 2013-CR12 Class D, 5.0837% 10/10/46 (b)(d)		250,000	227,535
COMM Mortgage Trust pass-thru certificates Series 2005-LP5 Class F, 4.8501% 5/10/43 (b)(d)		200,000	199,738
Core Industrial Trust Series 2015-TEXW Class F, 3.8487% 2/10/34 (b)(d)		223,000	196,687
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C2 Class F, 6.75% 11/15/30 (b)		23,602	23,838
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (b)(d)		100,000	93,673
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.6967% 11/10/46 (b)(d)		580,000	621,599
Freddie Mac pass-thru certificates:
Series K011 Class X3, 2.5764% 12/25/43 (c)(d)		1,156,048	117,513
Series K012 Class X3, 2.2518% 1/25/41 (c)(d)		654,164	59,100
Series K013 Class X3, 2.9089% 1/25/43 (c)(d)		1,124,000	124,820
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class EFX, 3.3822% 12/15/34 (b)(d)		139,000	133,358
Class FFX, 3.3822% 12/15/34 (b)(d)		244,000	229,301
GMAC Commercial Mortgage Securities, Inc. Series 1997-C2 Class G, 6.75% 4/15/29 (d)		78,096	80,217
GS Mortgage Securities Trust:
Series 2012-GC6 Class E, 5% 1/10/45 (b)(d)		153,000	128,979
Series 2012-GCJ7:
Class C, 5.7266% 5/10/45 (d)		500,000	534,861
Class D, 5.7266% 5/10/45 (b)(d)		500,000	472,899
Series 2012-GCJ9 Class D, 4.8534% 11/10/45 (b)(d)		157,000	142,247
Series 2013-GC16 Class F, 3.5% 11/10/46 (b)		269,000	181,080
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (b)		651,000	622,564
Hilton U.S.A. Trust Series 2013-HLT Class EFX, 4.4533% 11/5/30 (b)(d)		200,000	201,256
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.4453% 12/5/27 (b)(d)		641,000	746,067
Series 2010-CNTR Class D, 6.1838% 8/5/32 (b)(d)		284,000	318,900
Series 2012-CBX Class G 4% 6/15/45 (b)		151,000	105,620
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2014-INN Class E, 4.042% 6/15/29 (b)(d)		319,000	304,594
LB-UBS Commercial Mortgage Trust Series 2006-C4 Class AJ, 5.9369% 6/15/38 (d)		108,273	108,216
LSTAR Commercial Mortgage Trust Series 2014-2 Class E, 4.9122% 1/20/41 (b)(d)		192,000	169,816
Morgan Stanley BAML Trust Series 2013-C12 Class D, 4.7659% 10/15/46 (b)(d)		250,000	235,390
Morgan Stanley Capital I Trust:
sequential payer Series 2006-HQ10 Class AM, 5.36% 11/12/41		881,000	885,939
Series 1997-RR Class F, 7.4207% 4/30/39 (b)(d)		31,176	30,757
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)		329,307	329,683
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		758,000	765,256
Series 2011-C2:
Class D, 5.4651% 6/15/44 (b)(d)		358,000	375,860
Class E, 5.4651% 6/15/44 (b)(d)		454,000	467,000
Class F, 5.4651% 6/15/44 (b)(d)		343,000	328,976
Class XB, 0.5269% 6/15/44 (b)(c)(d)		12,067,221	282,910
Series 2011-C3 Class G, 5.1882% 7/15/49 (b)(d)		111,000	85,943
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (b)		128,000	125,361
Class F, 5% 2/5/30 (b)		358,000	337,035
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)		278,802	332,582
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (b)		474,000	474,223
UBS Commercial Mortgage Trust Series 2012-C1 Class D, 5.5342% 5/10/45 (b)(d)		120,000	120,616
WF-RBS Commercial Mortgage Trust Series 2013-C11 Class E, 4.1784% 3/15/45 (b)(d)		220,000	165,802
WFCG Commercial Mortgage Trust floater Series 2015-BXRP Class G, 3.4545% 11/15/29 (b)(d)		111,676	102,496
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $16,789,989)			17,210,867
		Shares	Value

Common Stocks - 14.5%
CONSUMER DISCRETIONARY - 1.0%
Hotels, Restaurants & Leisure - 0.1%
Hilton Worldwide Holdings, Inc.		39,100	880,923
Household Durables - 0.9%
Stanley Martin Communities LLC Class B (e)		6,300	7,918,218

TOTAL CONSUMER DISCRETIONARY			8,799,141

FINANCIALS - 13.5%
Capital Markets - 0.1%
Ellington Financial LLC		26,300	450,519
Real Estate Investment Trusts - 13.4%
Acadia Realty Trust (SBI)		99,944	3,550,011
American Tower Corp.		5,900	670,299
Annaly Capital Management, Inc.		11,800	130,626
Anworth Mortgage Asset Corp.		37,300	175,310
Apartment Investment & Management Co. Class A		26,000	1,148,160
Arbor Realty Trust, Inc.		47,400	340,806
Ashford Hospitality Prime, Inc.		21,972	310,684
AvalonBay Communities, Inc.		22,959	4,141,574
Boston Properties, Inc.		39,601	5,223,372
Brixmor Property Group, Inc.		40,400	1,068,984
Care Capital Properties, Inc.		2,779	72,838
CBL & Associates Properties, Inc.		37,170	346,053
Cedar Shopping Centers, Inc.		115,623	859,079
Chesapeake Lodging Trust		7,900	183,675
Community Healthcare Trust, Inc.		8,200	173,348
Coresite Realty Corp.		17,200	1,525,468
CYS Investments, Inc.		17,980	150,493
DCT Industrial Trust, Inc.		58,475	2,809,139
Digital Realty Trust, Inc.		5,800	632,142
Douglas Emmett, Inc.		52,000	1,847,040
DuPont Fabros Technology, Inc.		9,700	461,138
Dynex Capital, Inc.		40,300	279,682
Empire State Realty Trust, Inc.		81,300	1,543,887
Equity Lifestyle Properties, Inc.		60,299	4,826,935
Equity Residential (SBI)		33,113	2,280,823
Essex Property Trust, Inc.		14,172	3,232,491
Extra Space Storage, Inc.		54,100	5,006,414
Federal Realty Investment Trust (SBI)		12,596	2,085,268
FelCor Lodging Trust, Inc.		196,900	1,226,687
First Potomac Realty Trust		42,409	390,163
Five Oaks Investment Corp.		2,900	15,892
Forest City Realty Trust, Inc.		71,731	1,600,319
General Growth Properties, Inc.		64,500	1,923,390
Great Ajax Corp.		10,000	138,700
Hatteras Financial Corp.		12,300	201,720
HCP, Inc.		500	17,690
Healthcare Realty Trust, Inc.		72,800	2,547,272
Highwoods Properties, Inc. (SBI)		14,700	776,160
Host Hotels & Resorts, Inc.		100,981	1,636,902
Invesco Mortgage Capital, Inc.		9,000	123,210
Kite Realty Group Trust		20,083	562,926
Lexington Corporate Properties Trust		129,800	1,312,278
Liberty Property Trust (SBI)		26,500	1,052,580
Mack-Cali Realty Corp.		111,740	3,016,980
MFA Financial, Inc.		400,266	2,909,934
Mid-America Apartment Communities, Inc.		40,800	4,341,120
Monmouth Real Estate Investment Corp. Class A		12,400	164,424
National Retail Properties, Inc.		3,800	196,536
New Senior Investment Group, Inc.		54,432	581,334
New York (REIT), Inc.		24,400	225,700
Newcastle Investment Corp.		54,932	252,138
NorthStar Realty Finance Corp.		2,750	31,433
Parkway Properties, Inc.		41,100	687,603
Pennsylvania Real Estate Investment Trust (SBI)		36,400	780,780
Potlatch Corp.		14,900	508,090
Prologis, Inc.		22,077	1,082,656
Public Storage		16,534	4,225,925
Ramco-Gershenson Properties Trust (SBI)		40,600	796,166
Sabra Health Care REIT, Inc.		69,900	1,442,387
Select Income REIT		13,866	360,377
Senior Housing Properties Trust (SBI)		81,600	1,699,728
Simon Property Group, Inc.		49,473	10,730,694
SL Green Realty Corp.		9,519	1,013,488
Store Capital Corp.		18,600	547,770
Taubman Centers, Inc.		8,500	630,700
Terreno Realty Corp.		60,367	1,561,694
Two Harbors Investment Corp.		66,500	569,240
UDR, Inc.		84,700	3,127,124
Urban Edge Properties		97,773	2,919,502
Ventas, Inc.		100,547	7,321,833
VEREIT, Inc.		164,200	1,664,988
Vornado Realty Trust		5,347	535,342
Welltower, Inc.		24,425	1,860,452
WP Carey, Inc.		20,000	1,388,400
WP Glimcher, Inc.		23,600	264,084
			116,040,250
Real Estate Management & Development - 0.0%
Kennedy-Wilson Holdings, Inc.		15,000	284,400

TOTAL FINANCIALS			116,775,169

TOTAL COMMON STOCKS
(Cost $110,496,443)			125,574,310

Preferred Stocks - 2.3%
Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Lexington Corporate Properties Trust Series C, 6.50%		15,900	801,201
Nonconvertible Preferred Stocks - 2.2%
FINANCIALS - 2.2%
Real Estate Investment Trusts - 2.2%
AG Mortgage Investment Trust, Inc.:
8.00%		20,279	495,822
8.25%		500	12,550
American Capital Agency Corp. Series B, 7.75%		8,000	203,360
American Capital Mortgage Investment Corp. Series A, 8.125%		6,200	154,752
American Home Mortgage Investment Corp.:
Series A, 9.75% (f)		81,500	1
Series B, 9.25% (f)		233,544	2
American Homes 4 Rent:
Series A, 5.00%		24,600	658,296
Series B, 5.00%		6,720	180,432
Series C, 5.50%		22,592	599,366
Annaly Capital Management, Inc.:
Series A, 7.875%		17,200	449,264
Series C, 7.625%		2,324	59,401
Series D, 7.50%		13,671	351,892
Anworth Mortgage Asset Corp. Series A, 8.625%		29,700	752,301
Apollo Commercial Real Estate Finance, Inc. Series A, 8.625%		13,174	333,961
Apollo Residential Mortgage, Inc. Series A, 8.00%		11,647	280,343
Arbor Realty Trust, Inc.:
7.375%		12,320	313,544
Series A, 8.25%		8,989	224,725
Armour Residential REIT, Inc. Series B, 7.875%		5,645	128,424
CBL & Associates Properties, Inc.:
Series D, 7.375%		10,147	252,965
Series E, 6.625%		2,600	64,194
Cedar Shopping Centers, Inc. Series B, 7.25%		12,171	315,959
Chesapeake Lodging Trust Series A, 7.75%		4,050	106,799
Colony Financial, Inc. 7.125%		5,900	138,001
Coresite Realty Corp. Series A, 7.25%		14,176	374,955
CYS Investments, Inc. Series A, 7.75%		2,162	52,385
DDR Corp. Series K, 6.25%		5,623	150,359
Digital Realty Trust, Inc. Series G, 5.875%		6,286	162,305
Dynex Capital, Inc.:
Series A, 8.50%		20,755	517,007
Series B, 7.625%		10,545	254,029
Equity Lifestyle Properties, Inc. Series C, 6.75%		29,989	793,809
First Potomac Realty Trust 7.75%		2,063	52,049
General Growth Properties, Inc. Series A, 6.375%		3,847	102,984
Hatteras Financial Corp. Series A, 7.625%		16,340	405,886
Invesco Mortgage Capital, Inc.:
Series A, 7.75%		6,507	162,675
Series B, 7.75%		21,900	536,550
iStar Financial, Inc.:
Series E, 7.875%		5,011	114,652
Series F, 7.80%		18,316	412,293
Series G, 7.65%		6,000	134,400
LaSalle Hotel Properties Series I, 6.375%		4,963	126,358
MFA Financial, Inc.:
8.00%		11,262	293,375
Series B, 7.50%		44,227	1,104,348
National Retail Properties, Inc. Series D, 6.625%		3,500	91,700
New York Mortgage Trust, Inc.:
7.875%		3,200	74,112
Series B, 7.75%		8,886	204,378
NorthStar Realty Finance Corp.:
Series B, 8.25%		9,191	227,385
Series C, 8.875%		10,582	264,338
Series D, 8.50%		8,486	210,283
Series E, 8.75%		13,700	342,637
Pebblebrook Hotel Trust:
Series B, 8.00%		7,600	192,584
Series C, 6.50%		7,058	182,449
Pennsylvania (REIT) 7.375%		4,082	106,948
Prologis, Inc. Series Q, 8.54%		3,700	253,913
PS Business Parks, Inc.:
Series S, 6.45%		1,800	46,350
Series T, 6.00%		5,100	133,110
Series U, 5.75%		6,700	172,659
Public Storage 6.375%		4,000	112,920
RAIT Financial Trust:
7.125%		12,402	303,849
7.625%		8,860	196,072
Regency Centers Corp. Series 6, 6.625%		2,300	59,869
Saul Centers, Inc. Series C, 6.875%		14,926	398,524
Stag Industrial, Inc. Series A, 9.00%		18,461	475,740
Summit Hotel Properties, Inc.:
Series B, 7.875%		9,827	258,450
Series C, 7.125%		6,788	175,945
Sun Communities, Inc. Series A, 7.125%		15,940	419,222
Taubman Centers, Inc. Series K, 6.25%		4,319	112,510
Terreno Realty Corp. Series A, 7.75%		5,000	131,450
UMH Properties, Inc. Series A, 8.25%		14,000	365,260
Urstadt Biddle Properties, Inc. 6.75%		6,500	176,800
VEREIT, Inc. Series F, 6.70%		54,923	1,422,506
Wells Fargo Real Estate Investment Corp. 6.375%		4,400	121,176
WP Glimcher, Inc.:
6.875%		702	18,196
7.50%		2,898	74,305
			19,152,413
Real Estate Management & Development - 0.0%
Kennedy-Wilson, Inc. 7.75%		7,372	188,060
TOTAL FINANCIALS			19,340,473
TOTAL PREFERRED STOCKS
(Cost $27,394,269)			20,141,674
		Principal Amount(a)	Value

Bank Loan Obligations - 0.3%
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (d)		312,343	297,975
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (d)		161,700	151,460
Cooper Hotel Group 12% 11/6/17		983,747	1,006,373
Four Seasons Holdings, Inc. Tranche 2LN, term loan 7.75% 12/27/20 (d)		75,000	74,672
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.75% 4/14/21 (d)		221,723	216,457
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (d)		44,093	43,928
			1,790,865
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (d)		152,487	151,788
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5.5% 2/15/18 (d)		200,023	195,522
INDUSTRIALS - 0.1%
Construction & Engineering - 0.1%
Drumm Investors LLC Tranche B, term loan 9.5% 5/4/18 (d)		307,688	299,482
UTILITIES - 0.0%
Electric Utilities - 0.0%
Southeast Powergen LLC Tranche B, term loan 4.5% 12/2/21 (d)		95,375	91,798
TOTAL BANK LOAN OBLIGATIONS
(Cost $2,563,844)			2,529,455
		Shares	Value

Equity Funds - 25.7%
Fidelity Commodity Strategy Central Fund (g)
(Cost $413,020,784)		33,590,585	223,041,483

Fixed-Income Funds - 25.6%
Fidelity Floating Rate Central Fund (g)
(Cost $229,009,108)		2,218,350	222,611,423
		Principal Amount(a)	Value

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Thrifts & Mortgage Finance - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (Cost $594,368)(b)(d)		500,000	248
		Shares	Value

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 0.43% (h)
(Cost $10,943,448)		10,943,448	10,943,448
TOTAL INVESTMENT PORTFOLIO - 99.7%
(Cost $1,045,993,672)			865,332,626
NET OTHER ASSETS (LIABILITIES) - 0.3%			2,812,447
NET ASSETS - 100%			$868,145,073

Currency Abbreviations

CAD – Canadian dollar

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,480,633 or 2.4% of net assets.

 (c) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,918,218 or 0.9% of net assets.

 (f) Non-income producing

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Stanley Martin Communities LLC Class B	10/3/05 - 11/6/07	$5,455,789

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$23,855
Fidelity Commodity Strategy Central Fund	189,860
Fidelity Floating Rate Central Fund	9,324,062
Fidelity Securities Lending Cash Central Fund	4
Total	$9,537,781

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$250,114,753	$3,505,400	$27,967,623	$223,041,483	47.5%
Fidelity Floating Rate Central Fund	280,596,318	2,000,971	53,996,694	222,611,423	15.2%
Total	$530,711,071	$5,506,371	$81,964,317	$445,652,906

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$8,799,141	$880,923	$--	$7,918,218
Financials	136,916,843	136,662,927	253,913	3
Corporate Bonds	12,843,161	--	12,843,161	--
U.S. Government and Government Agency Obligations	225,396,672	--	225,396,672	--
Asset-Backed Securities	4,710,050	--	3,385,092	1,324,958
Collateralized Mortgage Obligations	329,835	--	320,500	9,335
Commercial Mortgage Securities	17,210,867	--	13,492,726	3,718,141
Bank Loan Obligations	2,529,455	--	1,523,082	1,006,373
Equity Funds	223,041,483	223,041,483	--	--
Fixed-Income Funds	222,611,423	222,611,423	--	--
Preferred Securities	248	--	--	248
Money Market Funds	10,943,448	10,943,448	--	--
Total Investments in Securities:	$865,332,626	$594,140,204	$257,215,146	$13,977,276

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$9,633,078
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(1,714,860)
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$7,918,218
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2016	$(1,714,860)
Other Investments in Securities
Beginning Balance	$10,446,296
Net Realized Gain (Loss) on Investment Securities	189,943
Net Unrealized Gain (Loss) on Investment Securities	(910,836)
Cost of Purchases	5,254
Proceeds of Sales	(2,422,538)
Amortization/Accretion	256,843
Transfers into Level 3	203,543
Transfers out of Level 3	(1,709,447)
Ending Balance	$6,059,058
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at June 30, 2016	$(567,558)

The information used in the above reconciliations represent fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 06/30/16	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Asset-Backed Securities	$1,324,958	Discounted cash flow	Yield	6.2% - 15.0% / 7.6%	Decrease
		Market observation	Evaluated bid	$49.93	Increase
		Recovery value	Recovery rate	0.0%	Increase
Commercial Mortgage Securities	$181,080	Discounted cash flow	Spread	8.7%	Decrease
Collateralized Mortgage Obligations	$9,335	Discounted cash flow	Yield	10.0% - 10.5% / 10.3%	Decrease
Equities	$7,918,221	Market comparable	P/B multiple	1.0	Increase
		Recovery value	Recovery rate	0.0%	Increase
Preferred Securities	$248	Recovery value	Recovery rate	0.0% - 0.0% / 0.1%	Increase
Bank Loan Obligations	$1,006,373	Discounted cash flow	Yield	10.0%	Decrease

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At June 30, 2016, the cost of investment securities for income tax purposes was $1,049,776,371. Net unrealized depreciation aggregated $184,443,745, of which $33,349,550 related to appreciated investment securities and $217,793,295 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	August 26, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	August 26, 2016